Cash Flow Information	12 Months Ended
Dec. 31, 2018
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Cash Flow Information

32. Cash Flow Information

A reconciliation of liabilities arising from financing activities for the year ended December 31, 2018, is as follows:

		Statement of Cash Flows		Non-Cash Changes
	January 1		Repayments	Foreign		December 31
	2018	Proceeds	or Payments	Exchange	Other	2018
	$	$	$	$	$	$

Revolving credit facilities	209.9	432.3	(120.0)	6.4	-	528.6
Term loan	458.5	-	(150.0)	-	0.3	308.8
Finance lease obligations	10.4	-	(14.8)	1.4	22.5	19.5
Dividends to shareholders	14.3	-	(61.3)	-	62.4	15.4

Total liabilities from financing activities	693.1	432.3	(346.1)	7.8	85.2	872.3